Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2023			1,025
Balance, beginning of period at Mar. 31, 2023		$ 4,051	$ 2	$ 1,216	$ 376	$ 2,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(5)				(5)
Net change in fair value of the effective portion of designated cash flow hedges, net of tax		(14)			(14)
Foreign currency translation adjustments, net of tax		(10)			(10)
Share-based compensation cost		443		443
Tax withholding on vested shares from share-based payment arrangements		(23)		(23)
Reclassification of RSU awards previously liability-classified	[1]	343		343
Distribution to majority ordinary shareholder related to Pelion IOT Limited		(12)				(12)
Balance, ending of period (in shares) at Sep. 30, 2023			1,025
Balance, ending of period at Sep. 30, 2023		4,773	$ 2	1,979	352	2,440
Balance, beginning of period (in shares) at Jun. 30, 2023			1,025
Balance, beginning of period at Jun. 30, 2023		4,221	$ 2	1,275	382	2,562
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(110)				(110)
Net change in fair value of the effective portion of designated cash flow hedges, net of tax		(14)			(14)
Foreign currency translation adjustments, net of tax		(16)			(16)
Share-based compensation cost		384		384
Tax withholding on vested shares from share-based payment arrangements		(23)		(23)
Reclassification of RSU awards previously liability-classified	[2]	343		343
Distribution to majority ordinary shareholder related to Pelion IOT Limited		(12)				(12)
Balance, ending of period (in shares) at Sep. 30, 2023			1,025
Balance, ending of period at Sep. 30, 2023		$ 4,773	$ 2	1,979	352	2,440
Balance, beginning of period (in shares) at Mar. 31, 2024		1,040	1,040
Balance, beginning of period at Mar. 31, 2024		$ 5,295	$ 2	2,171	371	2,751
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		330				330
Net change in fair value of the effective portion of designated cash flow hedges, net of tax		15			15
Foreign currency translation adjustments, net of tax		24			24
Share-based compensation cost		400		400
Issuance of vested shares from share-based payment arrangements (in shares)			11
Tax withholding on vested shares from share-based payment arrangements		$ (52)		(52)
Balance, ending of period (in shares) at Sep. 30, 2024		1,051	1,051
Balance, ending of period at Sep. 30, 2024		$ 6,012	$ 2	2,519	410	3,081
Balance, beginning of period (in shares) at Jun. 30, 2024			1,048
Balance, beginning of period at Jun. 30, 2024		5,663	$ 2	2,316	371	2,974
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		107				107
Net change in fair value of the effective portion of designated cash flow hedges, net of tax		14			14
Foreign currency translation adjustments, net of tax		25			25
Share-based compensation cost		218		218
Issuance of vested shares from share-based payment arrangements (in shares)			3
Tax withholding on vested shares from share-based payment arrangements		$ (15)		(15)
Balance, ending of period (in shares) at Sep. 30, 2024		1,051	1,051
Balance, ending of period at Sep. 30, 2024		$ 6,012	$ 2	$ 2,519	$ 410	$ 3,081

[1]	Includes approximately $212 million of share-based compensation cost recognized in the six months ended September 30, 2023 for RSU awards previously liability-classified.
[2]	Includes approximately $129 million of share-based compensation cost recognized in the three months ended September 30, 2023 for restricted share units (“RSU”) awards previously liability-classified.